Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 29 and 30)	₱ 192,556	$ 25	₱ 176,276
Long-term debt maturing within one year (Notes 28 and 29)	19,722		20,441
Noncurrent portion of long-term debt (Note 28)	172,834		155,835
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 29 and 30)	17,029	335	23,352	$ 444
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 29 and 30)	₱ 175,527		152,924
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	1.4100% in 2019 and 2018
Total long-term debt (Notes 29 and 30)			103	2
Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 29 and 30)	₱ 154,410		122,470
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.8850% and US$ LIBOR + 0.7900% to 1.4500% in 2019 and 2.8850% and US$ LIBOR + 0.7900% to 1.6000% in 2018
Total long-term debt (Notes 29 and 30)	₱ 17,029	$ 335	23,249	$ 442
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	3.9000% to 6.7339%; PHP BVAL + 0.6000% to 1.0000% and PDST-R2 + 0.5000% to 0.6000% in 2019 and 3.9000% to 6.7339%; PDST-R2/(1) PHP BVAL + 0.5000% to 1.0000% in 2018
Total long-term debt (Notes 29 and 30)	₱ 154,410		122,470
Philippine Peso Debts [Member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.3938% to 5.9058% in 2019 and 2018
Total long-term debt (Notes 29 and 30)	₱ 6,152		15,511
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.2250% to 5.2813% in 2019 and 2018
Total long-term debt (Notes 29 and 30)	₱ 14,965		₱ 14,943